Selected Statement of Operations Data (Details) - Schedule of revenues classified by product lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues	$ 21,551	$ 26,331	$ 23,374
Product line “A” [Member]
Product Information [Line Items]
Revenues	11,545	12,069	11,986
Product line “B” [Member]
Product Information [Line Items]
Revenues	2,343	2,286	2,642
Product line "C" [Member]
Product Information [Line Items]
Revenues	$ 7,663	$ 11,976	$ 8,746